Related Party Transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and short-term benefits	$ 7,321	$ 10,788
Share-based compensation	12,058	13,741
Key management personnel compensation	$ 19,379	$ 24,529